Segmentation of key figures (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales to third parties		$ 51,900	$ 49,109		$ 48,518
Net sales		51,900	49,109		48,518
Other revenues		1,266	1,026		918
Cost of goods sold		(18,407)	(17,175)		(17,520)
Gross profit		34,759	32,960		31,916
Selling, general and administration		(16,471)	(14,997)		(14,192)
Research and Development		(9,074)	(8,972)		(9,039)
Other income		1,690	1,969		1,927
Other expense		(2,735)	(2,331)		(2,344)
Operating income		8,169	8,629		8,268
Income from associated companies		6,438	1,108		703
Interest expense		(957)	(777)		(707)
Other financial income and expense		185	39		(447)
Income before taxes		13,835	8,999		7,817
Taxes		(1,221)	(1,296)		(1,119)
Net income		12,614	7,703		6,698
Attributable to
Shareholders of Novartis AG		12,611	7,703		6,712
Non-controlling interests		3	0		(14)
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties		34,892	32,278	[1]	31,831	[1]
Sales to other segments		741	668	[1]	624	[1]
Net sales		35,633	32,946	[1]	32,455	[1]
Other revenues		1,188	898	[1]	815	[1]
Cost of goods sold		(9,870)	(8,650)	[1]	(8,976)	[1]
Gross profit		26,951	25,194	[1]	24,294	[1]
Selling, general and administration		(10,907)	(9,887)	[1]	(9,225)	[1]
Research and Development		(7,675)	(7,615)	[1]	(7,696)	[1]
Other income		977	1,027	[1]	1,091	[1]
Other expense		(1,475)	(1,124)	[1]	(1,209)	[1]
Operating income		7,871	7,595	[1]	7,255	[1]
Income from associated companies		1	(1)	[1]
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Net sales to third parties		9,859	10,060		10,144
Sales to other segments		177	118		104
Net sales		10,036	10,178		10,248
Other revenues		62	37		37
Cost of goods sold		(5,530)	(5,800)		(5,971)
Gross profit		4,568	4,415		4,314
Selling, general and administration		(2,305)	(2,126)		(1,981)
Research and Development		(814)	(774)		(814)
Other income		505	204		185
Other expense		(622)	(351)		(259)
Operating income		1,332	1,368		1,445
Income from associated companies		5	23		6
Operating segments [member] | Alcon
Disclosure of operating segments [line items]
Net sales to third parties		7,149	6,771	[1]	6,543	[1]
Sales to other segments		4	3	[1]
Net sales		7,153	6,774	[1]	6,543	[1]
Other revenues	[1]		3		4
Cost of goods sold		(3,983)	(3,588)	[1]	(3,447)	[1]
Gross profit		3,170	3,189	[1]	3,100	[1]
Selling, general and administration		(2,754)	(2,532)	[1]	(2,480)	[1]
Research and Development		(585)	(583)	[1]	(529)	[1]
Other income		58	47	[1]	48	[1]
Other expense		(83)	(124)	[1]	(100)	[1]
Operating income		(194)	(3)	[1]	39	[1]
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Sales to other segments		(922)	(789)		(728)
Net sales		(922)	(789)		(728)
Other revenues		16	88		62
Cost of goods sold		976	863		874
Gross profit		70	162		208
Selling, general and administration		(505)	(452)		(506)
Other income		150	691		603
Other expense		(555)	(732)		(776)
Operating income		(840)	(331)		(471)
Income from associated companies		$ 6,432	$ 1,086		$ 697

[1]	Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018